EQUITY ACCOUNTED INVESTMENTS - Fair Value of Equity Accounted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 609	$ 166	$ 492
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	212	80
Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	294	85
Publicly Listed
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	286	39
Carrying value	201	0
Publicly Listed | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	44	39
Carrying value	0	0
Publicly Listed | Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	242	0
Carrying value	$ 201	$ 0